Variable Interest Entities (Details 6) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Summary of loan sale activities [Abstract]
Carrying value of loans sold	$ 39,247	$ 35,374
Proceeds received from loan sales as cash	340	336
Proceeds received from loan sales as securities	38,172	34,370
Total proceeds received from loan sales	38,512	34,706
Gains on loan sales	$ 22	$ 21